May 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 187 (File No. 333-192858) and Amendment No. 191 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 187 and, under the Investment Company Act of 1940, as amended, Amendment No. 191 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding a new share class to the Aperture New World Opportunities Fund (the “Fund”), a series of the Trust. It is anticipated that this new share class will be referred to as Shareholder Servicing Shares. We hereby request selective review of only those portions of the Filing relating to the addition of the new share class, including disclosure related to the fulcrum fee charged by the Fund’s investment adviser (the “Shareholder Servicing Shares Disclosure”). The Fund’s prospectus and statement of additional information (“SAI”) were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Fund, pursuant to Rule 485(a)(2) on September 28, 2018 (SEC Accession No. 0001398344-18-014235) (the “2018 Filing”). The Fund’s principal investment strategies and principal risks disclosure is substantially the same as that included in the 2018 Filing, except with respect to changes made in response to SEC Staff comments on the 2018 Filing. Further, substantially all of the disclosures in the Filing that differ from those in the 2018 Filing have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II since the 2018 Filing, other than (1) in the prospectus and SAI, the Shareholder Servicing Shares Disclosure, (2) in the prospectus, the addition of the “Exclusion of Adviser from Commodity Pool Operator Definition” heading in the “More Information about the Fund’s Investment Objective and Strategies” section, and (3) in the SAI, changes made in the “Description of Permitted Investments” section under the heading “Fixed Income Securities Ratings,” the “Trustees and Officers of the Trust” section under the heading “Members of the Board,” and the “Portfolio Holdings” section.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001